Securitisations and Covered Bonds - Analysis of Securitisations and Covered Bonds (Details) £ in Millions	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	£ 27,927		£ 24,984
External notes in issue	17,769		16,102
Notes issued to Santander UK plc/subsidiaries as collateral	1,682		1,541
Notional amount	223,242		176,472
Euro 35bn Global Covered Bond Programme
Disclosure Of Securitisations And Covered Bonds [Line Items]
Notional amount | €		€ 35,000,000,000		€ 35,000,000,000
Securitisation programmes
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	6,047		3,680
External notes in issue	2,769		897
Notes issued to Santander UK plc/subsidiaries as collateral	1,682		1,541
Securitisation programmes | Mortgage-backed master trust structures
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	5,290		3,674
External notes in issue	2,219		890
Notes issued to Santander UK plc/subsidiaries as collateral	1,682		1,541
Securitisation programmes | Other asset-backed securitisation structure
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	757		6
External notes in issue	550		7
Notes issued to Santander UK plc/subsidiaries as collateral	0		0
Holmes | Securitisation programmes | Mortgage-backed master trust structures
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	3,242		1,646
External notes in issue	2,119		790
Notes issued to Santander UK plc/subsidiaries as collateral	300		176
Fosse | Securitisation programmes | Mortgage-backed master trust structures
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	2,048		2,028
External notes in issue	100		100
Notes issued to Santander UK plc/subsidiaries as collateral	1,382		1,365
Motor | Securitisation programmes | Other asset-backed securitisation structure
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	0		6
External notes in issue	0		7
Notes issued to Santander UK plc/subsidiaries as collateral	0		0
Repton | Securitisation programmes | Other asset-backed securitisation structure
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	757		0
External notes in issue	550		0
Notes issued to Santander UK plc/subsidiaries as collateral	0		0
Euro 35bn Global Covered Bond Programme | Covered bond programme
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	21,880		21,304
External notes in issue	15,000		15,205
Notes issued to Santander UK plc/subsidiaries as collateral	£ 0		£ 0